Inventory (Tables)	12 Months Ended
Dec. 31, 2014
Inventory [Abstract]
Schedule of Inventory
	2014	2013

Raw materials	$219,449	$218,137
Work in process	38,962	22,539
Finished goods	78,886	58,707

Total inventory	$337,297	$299,383